SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Leases
2024	$ 182	$ 312
2025	15	181
2025		2
Total future lease payments	257	495
Less imputed interest	(12)	(33)
Total lease liability balance	245	$ 462
2023 (Remainder of the year)	$ 60